PENSION AND OTHER POSTRETIREMENT BENEFITS - Funded Status of Defined Benefit Plans (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017	Jul. 01, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,305	$ 5,133	$ 4,489
Projected benefit obligation	(6,007)	(6,405)	(6,782)
Funded status	(702)	(1,272)
Other non-current assets
Consolidated Balance Sheet line item amounts:
Other non-current assets	15	9
Compensation and benefits
Consolidated Balance Sheet line item amounts:
Compensation and benefits	(3)	(3)
Defined benefit plans
Consolidated Balance Sheet line item amounts:
Defined benefit plans	(714)	(1,278)
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,098	4,921	4,273
Projected benefit obligation	(5,774)	(6,140)	(6,471)
Funded status	(676)	(1,219)
Pension | Other non-current assets
Consolidated Balance Sheet line item amounts:
Other non-current assets	15	9
Pension | Compensation and benefits
Consolidated Balance Sheet line item amounts:
Compensation and benefits	(2)	(2)
Pension | Defined benefit plans
Consolidated Balance Sheet line item amounts:
Defined benefit plans	(689)	(1,226)
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	207	212	216
Projected benefit obligation	(233)	(265)	$ (311)
Funded status	(26)	(53)
Other Benefits | Other non-current assets
Consolidated Balance Sheet line item amounts:
Other non-current assets	0	0
Other Benefits | Compensation and benefits
Consolidated Balance Sheet line item amounts:
Compensation and benefits	(1)	(1)
Other Benefits | Defined benefit plans
Consolidated Balance Sheet line item amounts:
Defined benefit plans	$ (25)	$ (52)